NOTES PAYABLE AND OTHER DEBT (Senior Note - Guaranteed by USDA and SBA) (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Oct. 06, 2016	Apr. 30, 2015	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2015	Dec. 31, 2013
Debt Instrument [Line Items]
Total indebtedness			$ 71,833	$ 79,970
Fixed interest rate (as a percent)					18.00%
Repayment of debt	$ 2,400	$ 6,500
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Annual renewal fee for the USDA guarantee (as a percent)			0.25%	0.25%
Prepayment penalties, annual decline capped (as a percent)			1.00%	1.00%
Other Senior Debt - Guaranteed by SBA
Debt Instrument [Line Items]
Percentage of debt insured				75.00%
Total indebtedness						$ 1,300
Minimum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured			70.00%	70.00%
Maximum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured			80.00%	80.00%